Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (52,549)	$ 41,805	$ 74,853
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.62)	$ 0.48	$ 0.93
Common unit holders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (51,498)	$ 39,825	$ 71,225
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	83,107,066	82,437,128	76,587,656
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.62)	$ 0.48	$ 0.93
Earnings per unit - distributed (basic and diluted):	0	1.11	1.79
Loss per unit - undistributed (basic and diluted):	$ (0.62)	$ (0.63)	$ (0.86)